STOCKHOLDERS EQUITY (Details Narrative) - USD ($)				1 Months Ended					6 Months Ended	12 Months Ended
	Apr. 07, 2022	Oct. 12, 2021	Jan. 07, 2021	Apr. 30, 2022	Nov. 24, 2021	Sep. 16, 2021	May 26, 2021	Mar. 27, 2021	Jun. 30, 2022	Dec. 31, 2021	May 31, 2022	Dec. 10, 2021	Nov. 17, 2021	Nov. 15, 2021	Nov. 01, 2021	Oct. 22, 2021	Oct. 07, 2021	Aug. 21, 2021	Jul. 14, 2021	Jul. 01, 2021	Jun. 30, 2021	Jun. 24, 2021	Jun. 18, 2021	May 18, 2021	Apr. 30, 2021	Apr. 02, 2021	Mar. 31, 2021	Feb. 08, 2021	Jan. 26, 2021	Jan. 22, 2021	Jan. 19, 2021	Dec. 31, 2020
Shares Issued												1,612,593	1,788,874	1,475,000	809,110	655,936		1,854,050	4,225,000			1,375,000		362,987		1,744,343
Common stock, Shares outstanding									89,940,121	58,785,924																						33,075,711
Common stock, Shares issued									89,940,121	58,785,924	9,442,400																					33,075,711
Common stock, Par value									$ 0.0001	$ 0.0001																						$ 0.0001
Common stock, Shares authorized									5,000,000,000	5,000,000,000																						5,000,000,000
Common stock issued for service, shares			66,667			100,000,000	66,667
Common stock, price per share			$ 0.27				$ 0.538
Common stock issued for service, amount			$ 18,000				$ 35,866
Preferred shares issued, amount																						$ 2,750,000
Preferred stock, Shares authorized									39,995,000	39,995,000																						39,998,500
Preferred stock, Par value										$ 0.0001																						$ 0.0001
Tranche One [Member]
Number of shares purchase, amount	$ 707,000
Number of shares purchase, shares	707
Preferred Stock, Terms	If all of the Class E Preferred Stock are redeemed within ninety (90) calendar days from the issuance date thereof, the Company shall have the right to redeem the Class E Preferred Stock upon three (3) business days’ of written notice at a price equal to one hundred and fifteen percent (115%) of the Stated Value, together with any accrued but unpaid dividends;
Tranche Two [Member]
Number of shares purchase, amount	$ 500,000
Number of shares purchase, shares	500
Tranche Three [Member]
Number of shares purchase, amount	$ 293,000
Number of shares purchase, shares	293
Boston Solar [Member]
Shares Issued									2,530,365
Box Pure Air
Shares Issued								168,350
Purchase consideration of common stock								$ 500,000
Ownership percentage								51.00%
convertible Debt Settlement Agreement
Shares Issued																													1,733,333
GHS Investments
Shares Issued									6,613,017		6,613,017														2,000		2,000			250	510
Warrant purchase price	$ 1.14
Warrant to purchase common stock	$ 4,129,091
Warrant purchase price period	5 years
GHS [Member]
Equity Financing Agreement, description										The purchase price of the shares of Common Stock contained in a Put will be 90% of the lowest daily volume weighted average price (VWAP) of the Company’s Common Stock during the five consecutive trading days preceding the receipt by GHS of the applicable Put notice. Such sales of Common Stock by the Company, if any, may occur from time to time, at the Company’s option, during the Contract Period. Subject to the satisfaction of certain conditions set forth in the Equity Financing Agreement, on each Put the Company will deliver an amount of Shares equaling one hundred and twelve percent (112%) of the dollar amount of each Put. The maximum dollar amount of each Put will not exceed two hundred percent (200%) of the average daily trading dollar volume for the Company’s Common Stock during the ten (10) trading days preceding the Trading day that GHS receives a Put. No Put will be made in an amount equaling less than ten thousand dollars ($10,000) or greater than three million dollars ($3,000,000). Puts are further limited to GHS owning no more than 4.99% of the outstanding stock of the Company at any given time. The Equity Financing Agreement and the Registration Rights Agreement contain customary representations, obligations, rights, warranties, agreements and conditions of the parties. The Equity Financing Agreement terminates upon any of the following events: when GHS has purchased an aggregate of Ten Million Dollars ($10,000,000) in the Common Stock of the Company pursuant to the Equity Financing Agreement; on the date that is twelve (12) calendar months from the date the Equity Financing Agreement was executed.
Former Officer
Shares Issued																	2,427,700			87,776	292,875
Former Employee
Shares Issued									292,875		183,600
Class D convertible preferred stock [Member]
Description of subsequent financing										Subsequent Financing on a $1.00 for $1.00 basis
Preferred shares issued, shares									2,000	2,000																						0
Description of material rights									On June 8, 2022, the Company amended the conversion rights so that each share of the Class D Preferred Stock is convertible, at any time and from time to time from and after the issuance at the option of the Holder thereof, into that number of shares of Common Stock (subject to Beneficial Ownership Limitations) determined by dividing the Stated Value of such share by (a) $0.1055; and (b) where applicable, a fixed price equaling one hundred percent (100%) of the lowest traded VWAP for the fifteen (15) trading days preceding a conversion.	If all of the Class D Preferred Stock are redeemed within ninety (90) calendar days from the issuance date thereof, the Company shall have the right to redeem the Class D Preferred Stock upon three (3) business days’ of written notice at a price equal to one hundred and fifteen percent (115%) of the Stated Value together with any accrued but unpaid dividends
Stated value of preferred stock									$ 1,200	$ 1,200
Undesignated shares										2,000
Preferred stock, Shares outstanding									2,000	2,000																						0
Annual dividend									3.00%
Preferred stock, Shares authorized									2,000	2,000																						0
Preferred stock, Par value									$ 0.0001	$ 0.0001																						$ 0.0001
Class E Convertible Preferred Stock [Member]
Preferred shares issued, shares									1,550	0
Preferred stock, Shares outstanding									1,550	0
Preferred stock, Shares authorized									1,550	1,550
Preferred stock, Par value									$ 0.0001	$ 0.0001
Percent of dividend to pay	8.00%
Stated value, price per share	$ 1,200
Undesignated and unissued shares	39,995,000
Class B Preferred Stock [Member]
Shares Issued		75																					1,868,853
Preferred shares issued, shares									0	48																						408
Description of material rights										If all of the Class B Preferred Stock are redeemed within ninety (90) calendar days from the issuance date thereof, the Company shall have the right to redeem the Class B Preferred Stock upon three (3) business days of written notice at a price equal to one hundred and fifteen percent (115%) of the Stated Value together with any accrued but unpaid dividends
Stated value of preferred stock								$ 1,200
Undesignated shares										39,995,000																						39,998,500
Preferred stock, Shares outstanding									0	48																						408
Preferred stock, Shares authorized									1,500	1,500																						1,500
Preferred stock, Par value										$ 0.0001																						$ 0.0001
Conversion of converted common stock		661,765
Stated Value share of Preferred Stock										$ 0.183
Accrued Interest Lesser										18.00%
Conversion of preferred shares									71
Unissued shares										39,995,000																						39,995,000
Class A Convertible Preferred Stock [Member]
Shares Issued				3,257,035	14,000				672,830								97,108											333,333
Preferred shares issued, shares									56,108,617	56,353,015																						60,000,000
Preferred stock, Shares outstanding									56,108,617	56,353,015																						60,000,000
Preferred stock, Shares authorized									100,000,000	60,000,000																						60,000,000
Preferred stock, Par value									$ 0.0001	$ 0.0001																						$ 0.0001
Conversion of converted common stock				130,281	350,000				1,402,715,425	1,408,825,375
Number of Votes									Each share of Class A Stock votes with the shares of Common Stock and is entitled to 50 votes per share and ranks senior to all other classes of stock in liquidation in the amount of $1 per share	Each share of Class A Stock votes with the shares of Common Stock, is entitled to 50 votes per share and ranks senior to all other classes of stock in liquidation in the amount of $1 per share
Designated shares									60,000,000	60,000,000																						60,000,000
Class C Preferred Stock
Preferred shares issued, shares									282	760
Description of material rights									On June 8, 2022, the Company amended the conversion rights so that each share of the Class C Preferred Stock is convertible, at any time and from time to time from and after the issuance at the option of the Holder thereof, into that number of shares of Common Stock (subject to Beneficial Ownership Limitations) determined by dividing the Stated Value of such share by the lesser of (a) $0.1055 ; and (b) where applicable, a fixed price equaling one hundred percent (100%) of the lowest traded VWAP for the fifteen (15) trading days preceding a conversion.	If all of the Class C Preferred Stock are redeemed within ninety (90) calendar days from the issuance date thereof, the Company shall have the right to redeem the Class C Preferred Stock upon three (3) business days of written notice at a price equal to one hundred and fifteen percent (115%) of the Stated Value together with any accrued but unpaid dividends
Undesignated shares										1,500
Preferred stock, Shares outstanding									282	760
Annual dividend									3.00%
Conversion of preferred shares									478
Stated value of preferred stock								1,200	1,200
Consultant [Member]
Common stock issued for service, shares						10,000,000
Two Directors [Member] | Class A Preferred Stock [Member]
Preferred shares issued, shares																						2,461,715